Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Earnings (loss)	$ 497	$ (42)
Items that will not be reclassified to earnings:
Actuarial gain on post-employment obligations	(2)	0
Items that may be reclassified subsequently to earnings:
Other comprehensive income, net of tax	12	14
Comprehensive income (loss)	509	(28)
Foreign currency translation gain on foreign operations	$ 14	$ 14